Disclosure of range of exercise prices of outstanding share options (Details)	Dec. 31, 2018 CAD ($) Share Year	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 CAD ($) Share
Statements Line Items
Number of share options outstanding in share-based payment arrangement | Share	5,987,800	5,792,800	4,458,050
Weighted average remaining contractual life of outstanding share options | Year	2.6
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.96	$ 4.00	$ 3.93
Number of share options exercisable in share-based payment arrangement | Share	4,946,300	4,509,600
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.96	$ 3.91
Options exercise price range 1 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement | Share	1,009,500
Weighted average remaining contractual life of outstanding share options | Year	1.4
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 2.65
Number of share options exercisable in share-based payment arrangement | Share	1,009,500
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 2.65
Options exercise price range 1 [Member] | Minimum [Member]
Statements Line Items
Exercise price of outstanding share options	2.00
Options exercise price range 1 [Member] | Maximum [Member]
Statements Line Items
Exercise price of outstanding share options	$ 2.99
Options exercise price range 2 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement | Share	1,250,500
Weighted average remaining contractual life of outstanding share options | Year	4.4
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 3.80
Number of share options exercisable in share-based payment arrangement | Share	478,400
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 3.80
Options exercise price range 2 [Member] | Minimum [Member]
Statements Line Items
Exercise price of outstanding share options	3.00
Options exercise price range 2 [Member] | Maximum [Member]
Statements Line Items
Exercise price of outstanding share options	$ 3.99
Options Exercise Price Range 3 [Member]
Statements Line Items
Number of share options outstanding in share-based payment arrangement | Share	3,727,800
Weighted average remaining contractual life of outstanding share options | Year	2.4
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.37
Number of share options exercisable in share-based payment arrangement | Share	3,458,400
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.37
Options Exercise Price Range 3 [Member] | Minimum [Member]
Statements Line Items
Exercise price of outstanding share options	4.00
Options Exercise Price Range 3 [Member] | Maximum [Member]
Statements Line Items
Exercise price of outstanding share options	$ 4.99